SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating Loss Carryforwards [Line Items]
Deferred tax provision
Medi Cayman Islands [Member]
Operating Loss Carryforwards [Line Items]
Current tax provision
GCHL [Member]
Operating Loss Carryforwards [Line Items]
Current tax provision
GCHL